INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Current and Non-Current Inventories

	December 31, 2018	December 31, 2017
Finished goods	$60.7	$52.8
Ore stockpiles	27.3	5.0
Mine supplies	186.7	142.2
	274.7	200.0
Non-current ore stockpiles	202.9	177.6
	$477.6	$377.6